Suspended Exploratory Well Costs - Additional Information (Detail) $ in Thousands	Dec. 31, 2015 USD ($) Well	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Oil and Gas In Process Activities [Line Items]
Capitalized exploratory well costs for a period of greater than one year | $	$ 5,142	$ 2,694	$ 2,134
Illinois Basin in Butler Country, Pennsylvania
Oil and Gas In Process Activities [Line Items]
Capitalized exploratory number of wells	9
Illinois Basin in Lawrence County, Pennsylvania
Oil and Gas In Process Activities [Line Items]
Capitalized exploratory number of wells	4
Illinois Basin in Non Operated Region
Oil and Gas In Process Activities [Line Items]
Capitalized exploratory number of wells	1
Butler County, Pennsylvania
Oil and Gas In Process Activities [Line Items]
Number of completed wells that are awaiting infrastructure	8
Number of drilled well that is awaiting completion	1
Lawrence County, Pennsylvania
Oil and Gas In Process Activities [Line Items]
Number of completed wells that are awaiting infrastructure	3
Number of drilled well that is awaiting completion	1
Kentucky
Oil and Gas In Process Activities [Line Items]
Number of wells that plans to convert to disposal well to support other proven wells in region	1